Note 15 - Commitments and Contingencies - 10Q (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Loss Contingency, Damages Sought, Value	$ 16,200,000		$ 16,800,000
Loss Contingency, Estimate of Possible Loss	536,000		338,000	310,000
Legal Fees	334,000	238,000	1,158,000	1,169,000
Deferred Rent Credit			241,000	268,000
Operating Leases, Rent Expense			2,510,000	3,104,000
Operating Leases, Income Statement, Sublease Revenue			95,000	207,000
Inclusive of Legal Fees and Estimated Claims [Member] | Threatened Litigation [Member]
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss			338,000
Pending Litigation [Member]
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	600,000
Threatened Litigation [Member]
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	536,000		300,000
Current and Long-Term Portion [Member]
Note 15 - Commitments and Contingencies - 10Q (Details) [Line Items]
Deferred Rent Credit			$ 241,000	$ 268,000